HEDGE ACCOUNTING - Accumulated OCI (Details) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($)	[2]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Balance at the beginning of the year	[1]			$ 786,866
Balance at the end of the year		$ 214.4		696,773	$ 786,866	[1]
Cash flow hedges
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Balance at the beginning of the year				5,447	7,419		$ (11,757)
Changes in the fair value of the hedge forward contracts				(19,513)	24,874		14,139
Transferred to profit or loss				(276)	(26,846)		5,037
Balance at the end of the year				$ (14,343)	$ 5,447		$ 7,419

[1]	See note 2.32, Changes in presentation.
[2]	See note 2.4, “convenience translation into U.S. dollars”.